Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

Significant components of the income tax (expense) credit are as follows:

	For the six months ended June 30,
	2025	2026	2026
	HKD	HKD	USD
Current:
Hong Kong	—	—	—
The UK	—	—	—

Deferred
Hong Kong	(144,701)	60,832	7,757
The UK	(740,887)	472,521	60,255
Income tax (expense) credit	(885,588)	533,353	68,012

Schedule of Reconciles Cayman Islands Statutory Rates

The following table reconciles Cayman Islands statutory rates to our effective tax rate:

	For the six months ended June 30,
	2025	2026
Income tax rate in the Cayman Islands, permanent tax holiday	—%	—%
Hong Kong statutory income tax rate	16.5%	16.5%
Effect of different tax rates	40.5%	(2.7)%
Tax loss not recognized	9.9%	(17.4)%
Utilization of tax loss	(28.6)%	—%
Temporary difference	—%	5.5%
Income not taxable	(8.0)%	—%
Expenses not taxable	—%	3.6%
Effective tax rate	30.3%	5.5%

Schedule of Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) as of December 31, 2025 and June 30, 2026 consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Deferred tax assets:
Tax loss	1,173,027	904,563	115,349
Allowance for expected credit losses	72,592	133,424	17,014
Total deferred tax assets	1,245,619	1,037,987	132,363
Valuation allowance	(1,173,027)	(904,563)	(115,349)
Deferred tax assets, net of valuation allowance	72,592	133,424	17,014

Deferred tax liabilities:
Depreciation	(2,014,423)	(1,523,388)	(194,260)
Total deferred tax liabilities	(2,014,423)	(1,523,388)	(194,260)